Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	$ 37,054	$ 22,239	$ 18,460
United States of America [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	36,768	21,785	17,760
Europe [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	277	441	679
Rest of the world [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue from external customers broken down by location [Line Items]
Total segment revenue	$ 9	$ 13	$ 21